INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Provision for profit tax	$ 920,000	$ 668,000	$ (1,332,000)
Assessable profit	(66,662,000)	40,352,000	(62,527,000)
Hong Kong | Hong Kong incorporated entities
Income taxes
Provision for profit tax	0	0
Assessable profit	0	0
PRC
Income taxes
Provision for profit tax	$ 920,000	$ 668,000	$ (1,332,000)